Income Taxes (Details) - Schedule of Components of Income Tax Expense (Benefit) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Current income taxes
Federal					$ (147,442)	$ (117,125)
State					(34,335)	(30,450)
					(181,777)	(145,575)
Deferred income taxes
Federal					147,442	117,125
State					38,335	30,450
					185,777	145,575
Provision for income taxes	$ 0	$ 90,060	$ 0	$ 90,060	$ 4,000	$ 0